UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        12/31/2002
                                               -------------------------
Check here if Amendment [ ]; Amendment Number:
                                               ---------
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ferrer Freeman & Company, LLC
          ------------------------------
Address:  The Mill
          ------------------------------
          10 Glenville Street
          ------------------------------
          Greenwich, CT 06831
          ------------------------------

Form 13F File Number: 28-
                         -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Tricia A. Summers
          ------------------------------
Title:    Member
          ------------------------------
Phone:    203-532-8011
          ------------------------------

Signature, Place, and Date of Signing:

     /s/ Tricia A. Summers       Greenwich, CT             February 12, 2003
   --------------------------    -----------------------   -----------------
          [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0
                                    -------------------

Form 13F Information Table Entry Total:   6
                                        ---------------

Form 13F Information Table Value Total:   106,917
                                        ---------------
                                          (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                                                   FORM 13F INFORMATION TABLE


     COLUMN 1          COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7        COLUMN 8
   ------------      ------------    ----------- ---------- ------------------ ------------ -----------  ---------------------

                                                   VALUE    SHRS OR   SH/ PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER    TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN CALL   DISCRETION   MANAGERS  SOLE      SHARED  NONE
    --------------    --------------    -----     --------  -------   --- ----   ----------   --------  ----      ------  ----

America Svc Group
Inc.                  Com               02364L109 15,196      899,177 SH         Sole                     899,177
------------------------------------------------------------------------------------------------------------------------------
Amerigroup Corp.      Com               03073T102 19,357      638,624 SH         Sole                     638,624
------------------------------------------------------------------------------------------------------------------------------
Endocare Inc.         Com               29264P104  4,966    1,443,533 SH         Sole                   1,443,533
------------------------------------------------------------------------------------------------------------------------------
Omnicell Inc.         Com               68213N109  2,646      998,315 SH         Sole                     998,315
------------------------------------------------------------------------------------------------------------------------------
United Surgical
Partners Intl.        Com               913016309    957       61,236 SH         Sole                      61,236
------------------------------------------------------------------------------------------------------------------------------
VistaCare Inc.        Com               92839Y109 63,796    3,984,787 SH         Sole                   3,984,787
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[Repeat as necessary]